N-4	May 01, 2025 USD ($) Year
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account I of Integrity Life Insurance Company
Entity Central Index Key	0000802205
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

Fees and Expenses		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.

Deductions and Charges
Are There Transaction Charges?	No. Apart from the withdrawal charge, there are no other transaction charges under the contract.	Deductions and Charges
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges
	Annual Fee	Minimum	Maximum
	1. Base contract	1.90%¹	1.90%¹
	2. Investment options (Fund fees and expenses)	0.03%[2]	0.49%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.10%[3]	1.50%[3]

(1)The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
 (2) As a percentage of Fund net assets. Fund fees and expenses are as of December 31, 2024, and may vary from year to year.
(3)The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021, the highest possible separate account annual expenses amount to a current charge of 3.40%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. You may elect only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,770.24	$3,122.65

•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

•Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional benefits and Fund fees and expenses
•No sales charges
•No additional Purchase Payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Surrender Charge Phaseout Period, Years | Year	5
Surrender Charge (of Other Amount) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]	Are There Transaction Charges?No. Apart from the withdrawal charge, there are no other transaction charges under the contract.Deductions and Charges
Ongoing Fees and Expenses [Table Text Block]

Fees and Expenses		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.

Deductions and Charges
Are There Transaction Charges?	No. Apart from the withdrawal charge, there are no other transaction charges under the contract.	Deductions and Charges
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges
	Annual Fee	Minimum	Maximum
	1. Base contract	1.90%¹	1.90%¹
	2. Investment options (Fund fees and expenses)	0.03%[2]	0.49%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.10%[3]	1.50%[3]

(1)The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
 (2) As a percentage of Fund net assets. Fund fees and expenses are as of December 31, 2024, and may vary from year to year.
(3)The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021, the highest possible separate account annual expenses amount to a current charge of 3.40%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. You may elect only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,770.24	$3,122.65

•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

•Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional benefits and Fund fees and expenses
•No sales charges
•No additional Purchase Payments, transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.90%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.90%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.49%
Optional Benefits Minimum [Percent]	1.10%
Optional Benefits Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]	(1)The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
Optional Benefits Footnotes [Text Block]
(3)The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021, the highest possible separate account annual expenses amount to a current charge of 3.40%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. You may elect only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies.

Investment Options Footnotes [Text Block]	(2) As a percentage of Fund net assets. Fund fees and expenses are as of December 31, 2024, and may vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Fees and Expenses		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money within five years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.

Deductions and Charges
Are There Transaction Charges?	No. Apart from the withdrawal charge, there are no other transaction charges under the contract.	Deductions and Charges
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Deductions and Charges
	Annual Fee	Minimum	Maximum
	1. Base contract	1.90%¹	1.90%¹
	2. Investment options (Fund fees and expenses)	0.03%[2]	0.49%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.10%[3]	1.50%[3]

(1)The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
 (2) As a percentage of Fund net assets. Fund fees and expenses are as of December 31, 2024, and may vary from year to year.
(3)The minimum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.65% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. The maximum optional benefit fee corresponds to the Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2, and applies to those who submit an application to purchase a contract and elect a GLWB rider on or after June 7, 2021. The annual charge is 0.85% instead for contract owners that elected that GLWB Rider prior to June 7, 2021. For elections of the GLWB rider on or after June 7, 2021, the highest possible separate account annual expenses amount to a current charge of 3.40%. For elections prior to June 7, 2021, the highest possible separate account annual expenses with GLWB is 2.75%. You may elect only one of the Guaranteed Lifetime Withdrawal Benefit Investment Strategies.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,770.24	$3,122.65

•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals

•Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional benefits and Fund fees and expenses
•No sales charges
•No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,770.24
Highest Annual Cost [Dollars]	$ 3,122.65
Lowest Annual Cost Footnotes [Text Block]
•Assumes:
•Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]
•Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional benefits and Fund fees and expenses
•No sales charges
•No additional Purchase Payments, transfers, or withdrawals
Risks [Table Text Block]

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
    No
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Withdrawal charges apply for up to five years following your last contribution.
• Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.
• The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract

What are the Risks Associated with Investment Options?
•An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
• There are unique risks associated with each Fund and the Fixed Account.
• Other than the Money Market Portfolio, the Funds are exchange-traded funds that have risks not present with non-ETF mutual funds. For example, if the ETF custodian or third party broker-dealers terminate their services and replacement services cannot be secured, then we would be required to disallow additional contributions.
• The ETFs offered through VAROOM II track indices passively, and thus are not actively-managed funds.
• Shares of ETFs may trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.
Principal Risks of Investing in the Contract ETF Custodian
What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Integrity Life. More information about Integrity Life Insurance Company, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-325-8583.
Principal Risks of Investing in the Contract
Restrictions
Are There Limits on the Investment Options?
    Yes.
•Integrity Life Insurance Company reserves the right to remove or substitute Funds as investment options available under the contract.
• If you elect the GLWB, you must allocate your premium to only one of the two GLWB Investment Strategies.
• We reserve the right to limit transfers if frequent or large transfers occur.
Integrity Life and the Separate Account Terms of Your Variable Annuity Optional Benefits

Are There and Restrictions on Contract Benefits?
      Yes.
•If you own the GLWB rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.
• Under the GLWB rider, if you withdraw less than the Lifetime Payout Amount (LPA) in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
• Under GLWB Investment Strategy 1, you must allocate your premium according to one of three model portfolios. Under GLWB Investment Strategy 2, the subaccounts are divided into 5 groups that vary in investment orientation, and you then must select from among the Subaccounts designated for the group.
• We terminate the GLWB rider automatically upon certain events (e.g., the date you voluntarily elect an Annuity Option).
Optional Benefits
Taxes
What are the Contract's Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• Given that the contract must be issued as an IRA, you do not receive any tax benefit apart from the IRA.
• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Tax Aspects of the Contract
Conflicts of Interest
How are Investment Professionals Compensated?	Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements could create a conflict of interest between the broker-dealer or the registered representative and the customer.	Commission Allowance and Additional Payments to Distributors
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the contract rather than continue to own your existing contract.	Commission Allowance and Additional Payments to Distributors

Investment Restrictions [Text Block]	Yes.
•Integrity Life Insurance Company reserves the right to remove or substitute Funds as investment options available under the contract.
• If you elect the GLWB, you must allocate your premium to only one of the two GLWB Investment Strategies.
• We reserve the right to limit transfers if frequent or large transfers occur.
Key Information, Benefit Restrictions [Text Block]	Yes.
•If you own the GLWB rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.
• Under the GLWB rider, if you withdraw less than the Lifetime Payout Amount (LPA) in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
• Under GLWB Investment Strategy 1, you must allocate your premium according to one of three model portfolios. Under GLWB Investment Strategy 2, the subaccounts are divided into 5 groups that vary in investment orientation, and you then must select from among the Subaccounts designated for the group.
• We terminate the GLWB rider automatically upon certain events (e.g., the date you voluntarily elect an Annuity Option).

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• Given that the contract must be issued as an IRA, you do not receive any tax benefit apart from the IRA.
• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements could create a conflict of interest between the broker-dealer or the registered representative and the customer.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract, or transfer Account Value between investment options. State premium taxes may also be deducted.[1]
Transaction Expenses

Deferred Sales Load - as a percentage of contributions[2]	7%
acle (pre 1-1-12) Integrity     9

[1] State premium taxes currently range from 0% to 1.0%.
[2] The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

	Maximum Charge	Current Charge
Base Contract Expenses (as a percentage of average Account Value in Subaccounts)[1]	1.90%	1.90%
Optional Benefit Expenses
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	1.10%[2]
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	1.30%[3]

[1] The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
[2] The annual current charge is 0.65% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
[3] The annual current charge is 0.85% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the contract, including their annual expenses, may be found at the back of this document in Appendix A – Investment Options Available Under The Contract.

Annual Fund Expenses*	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.03%	0.49%
*The expenses listed are for the year ended December 31, 2023, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges than what is depicted here.
Examples
This example is intended to help you compare the cost of investing in the Variable Account Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual contract expenses, and annual Fund expenses.
The Example assumes all Contract value is allocated to the Variable Options. Your costs could differ from those shown below if you invest in the Fixed Accounts.

Each example assumes that you invest $100,000 in the Variable Account Options for the time periods indicated. Each example also assumes that your investment has a 5% return each year, and assumes (except for the “without rider” example) the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Highest Cost Example With Rider
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$11,067	$18,315	$24,718	$42,421

If you do not surrender your contract or if you annuitize under an Annuity Option with a life contingency or with a period certain providing for fixed payments over 10 or more years at the end of the applicable period:

1 year	3 years	5 years	10 years
$4,067	$12,315	$20,718	$42,421
Highest Cost Example Without Rider
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$9,500	$13,688	$17,139	$28,006

If you do not surrender your contract or if you annuitize under an Annuity Option with a life contingency or with a period certain providing for fixed payments over 10 or more years at the end of the applicable period:

1 year	3 years	5 years	10 years
$2,500	$7,688	$13,139	$28,006

Transaction Expenses [Table Text Block]
Transaction Expenses

Deferred Sales Load - as a percentage of contributions[2]	7%
acle (pre 1-1-12) Integrity     9

[1] State premium taxes currently range from 0% to 1.0%.
[2] The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.

Deferred Sales Load (of Other Amount), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Maximum Charge	Current Charge
Base Contract Expenses (as a percentage of average Account Value in Subaccounts)[1]	1.90%	1.90%
Optional Benefit Expenses
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	1.10%[2]
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	1.30%[3]
[1] The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
[2] The annual current charge is 0.65% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
[3] The annual current charge is 0.85% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.90%
Base Contract Expense (of Average Account Value), Current [Percent]	1.90%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Charge is the sum of the mortality and expense risk charge of 0.75%, the Administration Charge of 0.35%, and the Distribution Charge of 0.80%. Charges are assessed daily on the Account Value in the Subaccounts.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses*	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.03%	0.49%
*The expenses listed are for the year ended December 31, 2023, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges than what is depicted here.
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	0.49%
Portfolio Company Expenses, Footnotes [Text Block]	The expenses listed are for the year ended December 31, 2023, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges than what is depicted here.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
There are risks associated with investing in this contract.
Market Risk. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Portfolios and other Investment Options you select. You bear the risk of any decline in the Account Value attributable to the performance of the Funds. The Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the Subaccounts you have selected make money, your Account Value goes up. If they lose money, your Account Value goes down. You bear the entire investment risk. Even a Subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the Subaccount level. We do not promise that the Funds will meet their investment objectives. Interests in the contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Except for the Fidelity VIP Government Money Market Portfolio, each Fund is an ETF. ETFs differ from other funds in that they are bought and sold on a securities exchange, just like the common stock of an operating company. Each of the ETFs in VAROOM II tracks a securities index by using a representative sampling approach. Thus, the ETFs are subject to risks related to the investment management of the ETF’s portfolio securities. Because the ETFs offered through VAROOM II track securities indices, they generally have lower expenses and fees than actively managed mutual funds included as investment options within variable annuities.
Possible disadvantages of the Subaccounts investing in ETFs include the following:
•    Tax efficiency. ETFs are attractive to investors buying ETFs directly because of their tax efficiency and cost-effectiveness. Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA. In addition, the ETFs in which the Subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.
•    Discount from NAV. Shares of ETFs may trade at a discount from their net asset value in the secondary market, particularly during periods of market stress. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.
•    ETF Custodian. As discussed below in the section ETF Custodian, the ETF Custodian we have engaged works with third-party broker-dealers to buy and sell ETF shares. If these services are interrupted for whatever reason we might have to disallow additional contributions to the contract. Relatedly, it also is possible that the ETF sponsor will decide to stop creating new ETF shares.
Early Withdrawal and Surrender Risk. Variable annuities are not a short-term investment vehicle, so you should carefully consider the risks associated with withdrawals under the contract. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. A full surrender of the contract or a partial withdrawal from it may be subject to substantial surrender charges. A full surrender or partial withdrawal may also be subject to income taxes, including a 10% federal tax penalty if taken before age 59½.In addition, you also should realize that the tax deferred nature of this variable annuity contract is a feature that is more beneficial to investors with a long time horizon. You should carefully consider your income and liquidity needs before purchasing a contract.

Surrenders and partial withdrawals from certain tax-qualified contracts may be restricted. In addition, you cannot make withdrawals from the contract after it has been annuitized.

If you participate in an optional benefit, withdrawals can have a significant impact on the values under the benefit. For example, under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of the death benefit is reduced proportionally for withdrawals and associated charges (which could more than a dollar-for dollar effect). If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In light of the effects on your contract of making withdrawals and the restrictions on making withdrawals referenced above, you should not view the contract as a ready source of immediate cash. Rather, you should view the contract as a long-term investment designed to assist with your retirement financial needs.

Investment Restriction Risks. Under the GLWB Rider, you must allocate your premiums according to one of the two GLWB Investment Strategies – Basic Allocation or Self Style Allocation. Thus, the GLWB rider restricts the Funds you can invest in. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might have generated superior investment performance.
Under the Systematic Transfer Option (STO), once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers made as part of that Investment Option. You should consider that restriction before allocating premiums to the STO.
Risk associated with Election of an Optional Benefit. Under the GLWB rider, there are requirements that must be adhered to in order to preserve and maximize the guarantees under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an optional benefit without fully realizing the guarantees available under the benefit. For example, such would be the case if you were to hold the GLWB rider for many years and die sooner than anticipated, without having taken withdrawals. Finally, please be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLWB rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets.
Contract Changes Risk. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Funds or the Investment Options. We may:
•combine the Separate Account with any other separate account we own;
•transfer assets of the Separate Account to another separate account we own;
•add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;
•register or end the registration of the Separate Account under the 1940 Act;
•operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity Life);
•restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;
•cause one or more Variable Account Options to invest in a fund other than or in addition to the Funds;
•operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;
•make any changes required by the 1940 Act or other federal securities laws;
•make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or
•make other changes required under federal or state law relating to annuities.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them.

Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our General Account (including Fixed Account interest, the death benefit, and annuity income payments) are subject to our financial strength and claims-paying ability. If we and/or our parent company Western and Southern Life Insurance Company (which guarantees the insurance obligations under the contracts) experience financial distress, we may not be able to meet our obligations to you.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses; and/or cause reputational damage. Cyber security risks may also affect the Funds or issuers of securities in which the funds invest, which may cause the Funds underlying your contract to lose value. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.
We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the contract, or your Account Value. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures is largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired. Disaster events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under The Contract
The following table summarizes information about the benefits available under the contract.
With respect to the Systematic Withdrawal program, the Income Plus Withdrawal program, the Choices Plus Required Minimum Distribution program, the Systematic Transfer program, and the Customized Asset Allocation program, note that although these programs are a standard part of the VAROOM II contract, you would participate in any such program only upon making an affirmative election to do so.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit to designated beneficiary if you die before Annuity Date	Standard	Fee included in Base Contract Fee	•Withdrawals reduce Death Benefit Amount proportionally (i.e., by same percentage as withdrawal bears to Account Value at time of withdrawal).
Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date	Optional	None	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic withdrawals based on your life expectancy any time before you reach age 59½.	Optional	None

•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program is not available with the GLWB Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations	Optional	None	•Withdrawals of Account Value made as part of program are not subject to withdrawal charges as long as you do not take additional withdrawals •Program is not available with GLWB Rider.

Systematic Transfer Program	We accept new contributions into a Systematic Transfer Option (STO) and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.	Optional	None
•If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in program will end.
•Program available in connection with GLWB Rider only for initial premium.

Customized Asset Rebalancing Program	Allows you to have your investments rebalanced to your allocation percentages periodically	Optional	None	•Because different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. •Program not available with GLWB Rider
Guaranteed Lifetime Withdrawal Benefit	Rider guarantees lifetime payments for you (or you and your spouse if you elect Spousal Rider) regardless of how your investments perform, as long as Rider in effect	Optional	1.50% of average Account Value in Subaccounts
•If you take Nonguaranteed Withdrawals your lifetime payments will decrease and Rider may terminate.
•If you withdraw more than Free Withdrawal Amount and withdrawal results in Nonguaranteed Withdrawal, we will apply any withdrawal charges.
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of the GLWB Investment Strategies

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., under Free Withdrawal Amount)	Standard	None	•Absent such waivers, you may pay a withdrawal charge upon a withdrawal
Part 6 – Optional Benefits

You may purchase the optional GLWB Rider offered with this contract, which provides additional benefits for an additional charge. You may only elect a Rider at the time of application. Benefits under a Rider will replace or supplement the standard contract benefits. Charges for an optional benefit Rider are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.
You should not add the GLWB Rider if you do not intend to take withdrawals prior to annuitization. Because the main purpose of the GLWB Rider is to assure a specified level of withdrawals for life, GLWB would not be suitable if you did not anticipate taking regular withdrawals from your contract. Conversely, if you anticipate taking a series of very large withdrawals, the GLWB would not be appropriate because such withdrawals would be treated as Nonguaranteed Withdrawals, which can have a negative effect on your Benefit Base and your Lifetime Payout Amount.
Guaranteed Lifetime Withdrawal Benefit
Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge. You may select the Individual GLWB Rider or the Spousal GLWB Rider.
The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect. You are the covered person under the Individual GLWB Rider. You and your spouse are the covered persons under the Spousal GLWB Rider. If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.
Lifetime Payout Amount (LPA)
The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider). You are eligible to begin receiving your LPA on the LPA Eligibility Date.
For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•    January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or
•    the Contract Date, if you are age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.
For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•    January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or
•    the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.
The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date. For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).
Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:
A + B + C, where:
(A)    is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage for Contract Owners that Elected GLWB Prior to June 7, 2021	Age Based Percentage for Contract Owners that Elected GLWB on or After June 7, 2021
60-64	4.00%	3.50%
65-69	4.50%	4.00%
70-74	5.00%	4.50%
75 and above	5.50%	5.00%
*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider). The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.
(B)    is the cumulative Deferral Percentage. The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.
(C)    is a First-Year Deferral Percentage stated on the chart below:

Contract Date	First-Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First-Year Deferral Percentage is a one time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.
Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date. Your Benefit Base will be adjusted as follows:
1.    On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.
2.    If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.
3.    On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium. Additional premiums received after the first Contract Year will not increase your Benefit Base. They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.
The Benefit Base is used only to calculate the LPA and Rider charge. The Benefit Base is not available for withdrawal or payable as a death benefit.
If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining. The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.
If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
If your RMD is greater than the LPA for any calendar year, the LPA will be set equal to the RMD for that calendar year as long as calendar year withdrawals are limited to the RMD.
Nonguaranteed Withdrawal
Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.
On or after your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.
If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount. The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal. The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.
Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.
The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:
•    Individual GLWB in effect
•    Benefit Base = $100,000
•    Account Value = $85,000
•    LPA = $5,000
•    One withdrawal is taken during the calendar year = $7,000
•    Withdrawal taken after LPA Eligibility Date
•    No withdrawal charge applies.
The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000). The adjusted Nonguaranteed Withdrawal is $2,500:
$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]
Your Benefit Base will be reduced by $2,500 to $97,500.
Other Important Facts about Withdrawals
•    You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.
•    A withdrawal charge may apply. If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived. If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount. See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals." Following is an example of how a withdrawal charge may apply:
Assume:
Individual GLWB in effect
Premium:                        $40,000
Account Value before withdrawal:            $18,000
Withdrawal charge percentage applicable to premium:     6%
Lifetime Payment Amount:                $ 2,000
Case 1: Owner requests withdrawal of $2,000 (LPA)
The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800. The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA. No withdrawal charge will apply.
Case 2: Owner requests withdrawal of $2,500
The Free Withdrawal Amount is $1,800. Since the requested withdrawal exceeds the LPA, withdrawal charges will apply. After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).
•    Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•    You may not take a withdrawal on your Contract Date.
•    If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.
•    You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
GLWB Rider Charge
The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts. The charge is in addition to the separate account charges for the contract and reduces your Unit Values. The charge varies depending on which GLWB Investment Strategy you choose. The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 – Basic Allocation[1]	1.10%	3.00%
Strategy 2 – Self Style Allocation[2]	1.30%	3.20%

[1] The annual GLWB charge is 0.65%, and the annual GLWB charge with total Separate Account Expenses is 2.55%, for contract owners that elected the GLWB Rider prior to June 7, 2021.
[2] The annual GLWB charge is 0.85%, and the annual GLWB charge with total Separate Account Expenses is 2.75%, for contract owners that elected the GLWB Rider prior to June 7, 2021.
We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%. The maximum GLWB charge with total separate account charges is 3.40% for either GLWB Investment Strategy.
If we do increase the charge, we will give you prior written notice of each increase. If you do not wish to accept an increase, you may elect to either
•    cancel the Rider; or
•    continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase (may not be available in CA and CT). The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.
We do not deduct the Rider charge during the Guaranteed Payment Phase.
The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider. The LPA is adjusted downward – by the Spousal Factor of 90% – for the Spousal GLWB Rider instead of an additional charge.
GLWB Investment Strategies
If you purchase a GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below. Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy. As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market. You cannot eliminate this exposure even during periods of market volatility. These GLWB Investment Strategies are designed for long-term investors seeking withdrawal guarantees. (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)
The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the GLWB Investment Strategies available with the Rider meet your investment objectives and risk tolerance.
GLWB Investment Strategy 1 – Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value. You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%
GLWB Investment Strategy 2 – Self Style Allocation
You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares 5-10 Year Investment Grade Corporate Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard Real Estate Index Fund, ETF Shares
		Fidelity VIP Government Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares
For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus as well as the Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary. You should read the Fund prospectuses carefully before investing.
In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO. Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected. See Part 3, section titled “The Fixed Account” for more information about the STO.
Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.
Allocations and Transfers for the GLWB
In addition to the allocation and transfer rules under the contract (See Part 5, section titled "Allocations and Transfers"), the following additional rules and limitations apply to your allocations and transfers:
•    Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.
•    Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.
•    You cannot move from one GLWB Investment Strategy to another.
•    In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model. The reallocation will reset your Account Value to the required percentages for the new model. Each reallocation triggers the 60-day waiting period before you can make another reallocation.
•    In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each group. Each reallocation triggers the 60-day waiting period before you can make another reallocation.
Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract. Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal. Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.
Withdrawal Protection for Required Minimum Distributions
If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy minimum distribution requirements imposed by the Tax Code after you reach the Qualified Age under IRS regulations.
We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value. We do not consider your other assets or distributions in making this calculation. This is the RMD protected under the GLWB Riders, except if you elect the spousal Rider and your spouse is more than 10 years younger than you. In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached. You are solely responsible for meeting all requirements of the Tax Code.
After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year. In the year you turn the Qualified Age the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn the Qualified Age in order to avoid a potential Nonguaranteed Withdrawal.
We may make any changes we deem necessary to comply with the tax laws. We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code. You should discuss these matters with your tax advisor prior to electing a GLWB Rider.
Continuation of the Spousal GLWB at Owner’s Death
Married spouses – If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death. Your covered spouse will become the owner and Annuitant of the contract and all terms and conditions of the contract continue to apply. See Part 5, section titled “Spousal Continuation.”
Civil Union or Domestic Partners – for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider. Due to federal tax laws, however, not all terms of the contract can be applied. If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA. See Part 5, section titled “Death Benefit.” All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code. These restrictions are required by the Tax Code.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:
•    Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).
•    On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living). If you do not elect the LPA Annuity Option, you will automatically receive a single life and 10-year certain Annuity Option under your Contract.
When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year. (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.) Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA. The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below. We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).
Cancellation and Termination of Rider
You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary. Upon termination of the Rider, the Rider charge will no longer be assessed. All other charges will remain in effect.
This Rider will terminate automatically on the earliest of the following dates:
1.    for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;
2.    the date the Account Value equals zero due to a Nonguaranteed Withdrawal;
3.    the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;
4.    on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;
5.    the date you voluntarily elect an Annuity Option under the contract;
6.    the date you cancel the GLWB Rider; or
7.    the date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.
Additional Rules
The following additional rules apply if you elect a GLWB Rider:
•    You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider. In order to elect the Spousal GLWB Rider, both you and your spouse must be between 45 and 80 years old on the Contract Date.
•    The Company may refuse to accept additional premiums on a nondiscriminatory basis at any time.
•    We may require proof that you (or your covered spouse) are living at any time.
•    You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.
•    Income Plus Withdrawal Program is not available.
•    Choices Plus Required Minimum Distribution Program is not available.
•    Customized Asset Rebalancing Program is not available.
•    Systematic withdrawal of RMD only is not available.
Additional Rules that Apply to the Spousal GLWB Rider
1.    Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.
2.    You must name your spouse as your sole primary beneficiary.
3.    You cannot add or change a spouse as a covered person.
4.    If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person. If you subsequently remarry, you cannot add the new spouse.
5.    You must provide us with notice of the divorce or termination of marriage.
6.    Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse. (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)
7.    If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.
8.    If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.
Should You Purchase the GLWB Rider?
The addition of a GLWB Rider to your annuity contract may not be right for you. For example:
•    if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
•    if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or
•    if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.
•    If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.
•So long as there is sufficient value in your contract to fund a withdrawal under the GLWB rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets because there is insufficient contract value remaining. Of course, if a withdrawal under GLWB were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.
Examples
Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the contract.
With respect to the Systematic Withdrawal program, the Income Plus Withdrawal program, the Choices Plus Required Minimum Distribution program, the Systematic Transfer program, and the Customized Asset Allocation program, note that although these programs are a standard part of the VAROOM II contract, you would participate in any such program only upon making an affirmative election to do so.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit to designated beneficiary if you die before Annuity Date	Standard	Fee included in Base Contract Fee	•Withdrawals reduce Death Benefit Amount proportionally (i.e., by same percentage as withdrawal bears to Account Value at time of withdrawal).
Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date	Optional	None	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic withdrawals based on your life expectancy any time before you reach age 59½.	Optional	None

•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program is not available with the GLWB Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations	Optional	None	•Withdrawals of Account Value made as part of program are not subject to withdrawal charges as long as you do not take additional withdrawals •Program is not available with GLWB Rider.

Systematic Transfer Program	We accept new contributions into a Systematic Transfer Option (STO) and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.	Optional	None
•If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in program will end.
•Program available in connection with GLWB Rider only for initial premium.

Customized Asset Rebalancing Program	Allows you to have your investments rebalanced to your allocation percentages periodically	Optional	None	•Because different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. •Program not available with GLWB Rider
Guaranteed Lifetime Withdrawal Benefit	Rider guarantees lifetime payments for you (or you and your spouse if you elect Spousal Rider) regardless of how your investments perform, as long as Rider in effect	Optional	1.50% of average Account Value in Subaccounts
•If you take Nonguaranteed Withdrawals your lifetime payments will decrease and Rider may terminate.
•If you withdraw more than Free Withdrawal Amount and withdrawal results in Nonguaranteed Withdrawal, we will apply any withdrawal charges.
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of the GLWB Investment Strategies

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., under Free Withdrawal Amount)	Standard	None	•Absent such waivers, you may pay a withdrawal charge upon a withdrawal

Benefits Description [Table Text Block]
Part 6 – Optional Benefits

You may purchase the optional GLWB Rider offered with this contract, which provides additional benefits for an additional charge. You may only elect a Rider at the time of application. Benefits under a Rider will replace or supplement the standard contract benefits. Charges for an optional benefit Rider are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.
You should not add the GLWB Rider if you do not intend to take withdrawals prior to annuitization. Because the main purpose of the GLWB Rider is to assure a specified level of withdrawals for life, GLWB would not be suitable if you did not anticipate taking regular withdrawals from your contract. Conversely, if you anticipate taking a series of very large withdrawals, the GLWB would not be appropriate because such withdrawals would be treated as Nonguaranteed Withdrawals, which can have a negative effect on your Benefit Base and your Lifetime Payout Amount.
Guaranteed Lifetime Withdrawal Benefit
Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge. You may select the Individual GLWB Rider or the Spousal GLWB Rider.
The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect. You are the covered person under the Individual GLWB Rider. You and your spouse are the covered persons under the Spousal GLWB Rider. If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.
Lifetime Payout Amount (LPA)
The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider). You are eligible to begin receiving your LPA on the LPA Eligibility Date.
For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•    January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or
•    the Contract Date, if you are age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.
For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•    January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or
•    the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.
The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date. For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).
Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:
A + B + C, where:
(A)    is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage for Contract Owners that Elected GLWB Prior to June 7, 2021	Age Based Percentage for Contract Owners that Elected GLWB on or After June 7, 2021
60-64	4.00%	3.50%
65-69	4.50%	4.00%
70-74	5.00%	4.50%
75 and above	5.50%	5.00%
*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider). The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.
(B)    is the cumulative Deferral Percentage. The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.
(C)    is a First-Year Deferral Percentage stated on the chart below:

Contract Date	First-Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First-Year Deferral Percentage is a one time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.
Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date. Your Benefit Base will be adjusted as follows:
1.    On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.
2.    If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.
3.    On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium. Additional premiums received after the first Contract Year will not increase your Benefit Base. They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.
The Benefit Base is used only to calculate the LPA and Rider charge. The Benefit Base is not available for withdrawal or payable as a death benefit.
If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining. The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.
If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
If your RMD is greater than the LPA for any calendar year, the LPA will be set equal to the RMD for that calendar year as long as calendar year withdrawals are limited to the RMD.
Nonguaranteed Withdrawal
Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.
On or after your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.
If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount. The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal. The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.
Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.
The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:
•    Individual GLWB in effect
•    Benefit Base = $100,000
•    Account Value = $85,000
•    LPA = $5,000
•    One withdrawal is taken during the calendar year = $7,000
•    Withdrawal taken after LPA Eligibility Date
•    No withdrawal charge applies.
The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000). The adjusted Nonguaranteed Withdrawal is $2,500:
$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]
Your Benefit Base will be reduced by $2,500 to $97,500.
Other Important Facts about Withdrawals
•    You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.
•    A withdrawal charge may apply. If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived. If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount. See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals." Following is an example of how a withdrawal charge may apply:
Assume:
Individual GLWB in effect
Premium:                        $40,000
Account Value before withdrawal:            $18,000
Withdrawal charge percentage applicable to premium:     6%
Lifetime Payment Amount:                $ 2,000
Case 1: Owner requests withdrawal of $2,000 (LPA)
The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800. The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA. No withdrawal charge will apply.
Case 2: Owner requests withdrawal of $2,500
The Free Withdrawal Amount is $1,800. Since the requested withdrawal exceeds the LPA, withdrawal charges will apply. After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).
•    Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•    You may not take a withdrawal on your Contract Date.
•    If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.
•    You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
GLWB Rider Charge
The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts. The charge is in addition to the separate account charges for the contract and reduces your Unit Values. The charge varies depending on which GLWB Investment Strategy you choose. The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 – Basic Allocation[1]	1.10%	3.00%
Strategy 2 – Self Style Allocation[2]	1.30%	3.20%

[1] The annual GLWB charge is 0.65%, and the annual GLWB charge with total Separate Account Expenses is 2.55%, for contract owners that elected the GLWB Rider prior to June 7, 2021.
[2] The annual GLWB charge is 0.85%, and the annual GLWB charge with total Separate Account Expenses is 2.75%, for contract owners that elected the GLWB Rider prior to June 7, 2021.
We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%. The maximum GLWB charge with total separate account charges is 3.40% for either GLWB Investment Strategy.
If we do increase the charge, we will give you prior written notice of each increase. If you do not wish to accept an increase, you may elect to either
•    cancel the Rider; or
•    continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase (may not be available in CA and CT). The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.
We do not deduct the Rider charge during the Guaranteed Payment Phase.
The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider. The LPA is adjusted downward – by the Spousal Factor of 90% – for the Spousal GLWB Rider instead of an additional charge.
GLWB Investment Strategies
If you purchase a GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below. Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy. As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market. You cannot eliminate this exposure even during periods of market volatility. These GLWB Investment Strategies are designed for long-term investors seeking withdrawal guarantees. (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)
The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the GLWB Investment Strategies available with the Rider meet your investment objectives and risk tolerance.
GLWB Investment Strategy 1 – Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value. You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%
GLWB Investment Strategy 2 – Self Style Allocation
You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares 5-10 Year Investment Grade Corporate Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard Real Estate Index Fund, ETF Shares
		Fidelity VIP Government Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares
For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus as well as the Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary. You should read the Fund prospectuses carefully before investing.
In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO. Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected. See Part 3, section titled “The Fixed Account” for more information about the STO.
Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.
Allocations and Transfers for the GLWB
In addition to the allocation and transfer rules under the contract (See Part 5, section titled "Allocations and Transfers"), the following additional rules and limitations apply to your allocations and transfers:
•    Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.
•    Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.
•    You cannot move from one GLWB Investment Strategy to another.
•    In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model. The reallocation will reset your Account Value to the required percentages for the new model. Each reallocation triggers the 60-day waiting period before you can make another reallocation.
•    In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each group. Each reallocation triggers the 60-day waiting period before you can make another reallocation.
Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract. Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal. Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.
Withdrawal Protection for Required Minimum Distributions
If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy minimum distribution requirements imposed by the Tax Code after you reach the Qualified Age under IRS regulations.
We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value. We do not consider your other assets or distributions in making this calculation. This is the RMD protected under the GLWB Riders, except if you elect the spousal Rider and your spouse is more than 10 years younger than you. In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached. You are solely responsible for meeting all requirements of the Tax Code.
After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year. In the year you turn the Qualified Age the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn the Qualified Age in order to avoid a potential Nonguaranteed Withdrawal.
We may make any changes we deem necessary to comply with the tax laws. We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code. You should discuss these matters with your tax advisor prior to electing a GLWB Rider.
Continuation of the Spousal GLWB at Owner’s Death
Married spouses – If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death. Your covered spouse will become the owner and Annuitant of the contract and all terms and conditions of the contract continue to apply. See Part 5, section titled “Spousal Continuation.”
Civil Union or Domestic Partners – for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider. Due to federal tax laws, however, not all terms of the contract can be applied. If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA. See Part 5, section titled “Death Benefit.” All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code. These restrictions are required by the Tax Code.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:
•    Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).
•    On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living). If you do not elect the LPA Annuity Option, you will automatically receive a single life and 10-year certain Annuity Option under your Contract.
When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year. (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.) Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA. The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below. We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).
Cancellation and Termination of Rider
You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary. Upon termination of the Rider, the Rider charge will no longer be assessed. All other charges will remain in effect.
This Rider will terminate automatically on the earliest of the following dates:
1.    for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;
2.    the date the Account Value equals zero due to a Nonguaranteed Withdrawal;
3.    the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;
4.    on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;
5.    the date you voluntarily elect an Annuity Option under the contract;
6.    the date you cancel the GLWB Rider; or
7.    the date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.
Additional Rules
The following additional rules apply if you elect a GLWB Rider:
•    You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider. In order to elect the Spousal GLWB Rider, both you and your spouse must be between 45 and 80 years old on the Contract Date.
•    The Company may refuse to accept additional premiums on a nondiscriminatory basis at any time.
•    We may require proof that you (or your covered spouse) are living at any time.
•    You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.
•    Income Plus Withdrawal Program is not available.
•    Choices Plus Required Minimum Distribution Program is not available.
•    Customized Asset Rebalancing Program is not available.
•    Systematic withdrawal of RMD only is not available.
Additional Rules that Apply to the Spousal GLWB Rider
1.    Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.
2.    You must name your spouse as your sole primary beneficiary.
3.    You cannot add or change a spouse as a covered person.
4.    If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person. If you subsequently remarry, you cannot add the new spouse.
5.    You must provide us with notice of the divorce or termination of marriage.
6.    Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse. (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)
7.    If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.
8.    If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.
Should You Purchase the GLWB Rider?
The addition of a GLWB Rider to your annuity contract may not be right for you. For example:
•    if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
•    if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or
•    if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.
•    If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.
•So long as there is sufficient value in your contract to fund a withdrawal under the GLWB rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets because there is insufficient contract value remaining. Of course, if a withdrawal under GLWB were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.
Examples
Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A: Investment Options Available Under The Contract
Variable Account Options
The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-325-8583 or sending an email request to service@integritycompanies.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. [1]
Each Fund’s past performance is not necessarily an indication of future performance. The average annual returns set forth below are based on changes in Fund net asset value rather than changes in the price of Fund shares as determined in transactions on a securities exchange.

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1-Year	5-Year	10-Year
EQUITY SUBACCOUNTS
The Fund seeks to track the investment results of the S&P 500® Index.	iShares Core S&P 500 ETF [2] Adviser: BlackRock Fund Advisors	0.03%	24.98%	14.49%	13.06%
The Fund seeks to track the investment results of the S&P MidCap 400®.	iShares Core S&P Mid-Cap ETF [2] Adviser: BlackRock Fund Advisors	0.05%	13.88%	10.29%	9.63%
The Fund seeks to track the investment results of the S&P SmallCap 600®.	iShares Core S&P Small-Cap ETF [2] Adviser: BlackRock Fund Advisors	0.06%	8.61%	8.28%	8.91%
The Fund seeks to track the investment results of the S&P 500 Growth Index™.	iShares S&P 500 Growth ETF [2] Adviser: BlackRock Fund Advisors	0.18%	35.81%	16.88%	15.09%
The Fund seeks to track the investment results of the S&P 500 Value Index™	iShares S&P 500 Value ETF [2] Adviser: BlackRock Fund Advisors	0.18%	12.09%	10.30%	9.83%

The Fund seeks to track the performance of the S&P U.S. Dividend Growers Index.	Vanguard Dividend Appreciation Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.05%	17.02%	11.52%	11.38%
The Fund seeks to track the performance of the CRSP US Large Cap Index.	Vanguard Large-Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	25.05%	14.48%	13.02%
The Fund seeks to track the performance of the CRSP US Mega Cap Index.	Vanguard Mega Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.07%	27.16%	15.38%	13.70%
FIXED INCOME SUBACCOUNTS
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company	0.25%	5.10%	2.33%	1.62%
The Fund seeks to track the investment results of the Bloomberg U.S. Aggregate Bond Index.	iShares Core U.S. Aggregate Bond ETF [2,3] Adviser: BlackRock Fund Advisors	0.03%	1.37%	-0.34%	1.31%
The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index.	iShares iBoxx $ High Yield Corporate Bond ETF [2] Adviser: BlackRock Fund Advisors	0.49%	7.70%	3.07%	4.05%
The Fund seeks to track the investment results of the ICE BofA 5-10 Year US Corporate Index.	iShares 5-10 Year Investment Grade Corporate Bond ETF Adviser: BlackRock Fund Advisors	0.04%	3.67%	0.95%	2.54%
The Fund seeks to track the investment results of the ICE U.S. Treasury Inflation Linked Bond Index.	iShares TIPS Bond ETF [2] Adviser: BlackRock Fund Advisors	0.18%	1.89%	1.67%	2.07%
The Fund seeks to track the performance of the Bloomberg U.S. 5-10 Year Corporate Bond Index.	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.03%	3.26%	0.85%	2.73%

The Fund seeks to track the performance of the Bloomberg U.S. 1-5 Year government/Credit Float Adjusted Index.	Vanguard Short-Term Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.03%	3.75%	1.27%	1.61%
The Fund seeks to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index .	Vanguard Total Bond Market Index Fund, ETF Shares. Adviser: The Vanguard Group, Inc.	0.03%	1.34%	-0.29%	1.34%
INTERNATIONAL AND ALTERNATIVE SUBACCOUNTS
The Fund seeks to track the investment results of an index composed of non-U.S. developed market government bonds.	iShares International Treasury Bond ETF [2] Adviser: BlackRock Fund Advisors	0.35%	-6.41%	-5.01%	-1.97%
The Fund seeks to track the performance of the FTSE Developed All Cap ex US Index.	Vanguard Developed Markets Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.05%	3.07%	4.79%	5.49%
The Fund seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index.	Vanguard Emerging Markets Stock Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.07%	11.01%	3.05%	4.04%
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index.	Vanguard Real Estate Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.13%	4.92%	2.97%	5.05%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.
(2) The Fund's investment advisory agreement provides that the Fund's investment advisor will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
(3) The Fund’s expense information in the table has been restated to reflect current fees.
iShares® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to Integrity Life is the licensing of certain trademarks and trade names of BlackRock. Integrity Life's variable annuities are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity Life's variable annuities.
Vanguard is a trademark of The Vanguard Group, Inc.
DEPENDING ON THE OPTIONAL BENEFITS YOU CHOOSE, YOU MAY NOT BE ABLE TO INVEST IN CERTAIN FUNDS – please see Part 6, under GLWB Investment Strategies, for details
Fixed Account Options

The following is a list of fixed investment options currently available under the Contract. We may change the features of the fixed investment options listed below, offer new fixed investment options, and terminate existing fixed investment options. We will provide you with written notice before doing so.

See “The Fixed Accounts” in the prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Systematic Transfer Option	6 and 12 month	1%

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-325-8583 or sending an email request to service@integritycompanies.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. [1]
Each Fund’s past performance is not necessarily an indication of future performance. The average annual returns set forth below are based on changes in Fund net asset value rather than changes in the price of Fund shares as determined in transactions on a securities exchange.

Portfolio Companies [Table Text Block]

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2024)
			1-Year	5-Year	10-Year
EQUITY SUBACCOUNTS
The Fund seeks to track the investment results of the S&P 500® Index.	iShares Core S&P 500 ETF [2] Adviser: BlackRock Fund Advisors	0.03%	24.98%	14.49%	13.06%
The Fund seeks to track the investment results of the S&P MidCap 400®.	iShares Core S&P Mid-Cap ETF [2] Adviser: BlackRock Fund Advisors	0.05%	13.88%	10.29%	9.63%
The Fund seeks to track the investment results of the S&P SmallCap 600®.	iShares Core S&P Small-Cap ETF [2] Adviser: BlackRock Fund Advisors	0.06%	8.61%	8.28%	8.91%
The Fund seeks to track the investment results of the S&P 500 Growth Index™.	iShares S&P 500 Growth ETF [2] Adviser: BlackRock Fund Advisors	0.18%	35.81%	16.88%	15.09%
The Fund seeks to track the investment results of the S&P 500 Value Index™	iShares S&P 500 Value ETF [2] Adviser: BlackRock Fund Advisors	0.18%	12.09%	10.30%	9.83%

The Fund seeks to track the performance of the S&P U.S. Dividend Growers Index.	Vanguard Dividend Appreciation Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.05%	17.02%	11.52%	11.38%
The Fund seeks to track the performance of the CRSP US Large Cap Index.	Vanguard Large-Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.04%	25.05%	14.48%	13.02%
The Fund seeks to track the performance of the CRSP US Mega Cap Index.	Vanguard Mega Cap Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.07%	27.16%	15.38%	13.70%
FIXED INCOME SUBACCOUNTS
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company	0.25%	5.10%	2.33%	1.62%
The Fund seeks to track the investment results of the Bloomberg U.S. Aggregate Bond Index.	iShares Core U.S. Aggregate Bond ETF [2,3] Adviser: BlackRock Fund Advisors	0.03%	1.37%	-0.34%	1.31%
The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index.	iShares iBoxx $ High Yield Corporate Bond ETF [2] Adviser: BlackRock Fund Advisors	0.49%	7.70%	3.07%	4.05%
The Fund seeks to track the investment results of the ICE BofA 5-10 Year US Corporate Index.	iShares 5-10 Year Investment Grade Corporate Bond ETF Adviser: BlackRock Fund Advisors	0.04%	3.67%	0.95%	2.54%
The Fund seeks to track the investment results of the ICE U.S. Treasury Inflation Linked Bond Index.	iShares TIPS Bond ETF [2] Adviser: BlackRock Fund Advisors	0.18%	1.89%	1.67%	2.07%
The Fund seeks to track the performance of the Bloomberg U.S. 5-10 Year Corporate Bond Index.	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.03%	3.26%	0.85%	2.73%

The Fund seeks to track the performance of the Bloomberg U.S. 1-5 Year government/Credit Float Adjusted Index.	Vanguard Short-Term Bond Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.03%	3.75%	1.27%	1.61%
The Fund seeks to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index .	Vanguard Total Bond Market Index Fund, ETF Shares. Adviser: The Vanguard Group, Inc.	0.03%	1.34%	-0.29%	1.34%
INTERNATIONAL AND ALTERNATIVE SUBACCOUNTS
The Fund seeks to track the investment results of an index composed of non-U.S. developed market government bonds.	iShares International Treasury Bond ETF [2] Adviser: BlackRock Fund Advisors	0.35%	-6.41%	-5.01%	-1.97%
The Fund seeks to track the performance of the FTSE Developed All Cap ex US Index.	Vanguard Developed Markets Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.05%	3.07%	4.79%	5.49%
The Fund seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index.	Vanguard Emerging Markets Stock Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.07%	11.01%	3.05%	4.04%
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index.	Vanguard Real Estate Index Fund, ETF Shares Adviser: The Vanguard Group, Inc.	0.13%	4.92%	2.97%	5.05%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.
(2) The Fund's investment advisory agreement provides that the Fund's investment advisor will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
(3) The Fund’s expense information in the table has been restated to reflect current fees.
C000012040 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P 500® Index.
Portfolio Company Name [Text Block]	iShares Core S&P 500 ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	24.98%
Average Annual Total Returns, 5 Years [Percent]	14.49%
Average Annual Total Returns, 10 Years [Percent]	13.06%
C000012037 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P MidCap 400®.
Portfolio Company Name [Text Block]	iShares Core S&P Mid-Cap ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	13.88%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	9.63%
C000012043 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P SmallCap 600®.
Portfolio Company Name [Text Block]	iShares Core S&P Small-Cap ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	8.91%
C000012041 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P 500 Growth Index™.
Portfolio Company Name [Text Block]	iShares S&P 500 Growth ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	35.81%
Average Annual Total Returns, 5 Years [Percent]	16.88%
Average Annual Total Returns, 10 Years [Percent]	15.09%
C000012042 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the S&P 500 Value Index™
Portfolio Company Name [Text Block]	iShares S&P 500 Value ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	9.83%
C000031350 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the S&P U.S. Dividend Growers Index.
Portfolio Company Name [Text Block]	Vanguard Dividend Appreciation Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	11.38%
C000007790 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the CRSP US Large Cap Index.
Portfolio Company Name [Text Block]	Vanguard Large-Cap Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	25.05%
Average Annual Total Returns, 5 Years [Percent]	14.48%
Average Annual Total Returns, 10 Years [Percent]	13.02%
C000055210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the CRSP US Mega Cap Index.
Portfolio Company Name [Text Block]	Vanguard Mega Cap Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	27.16%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.70%
C000017210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity VIP Government Money Market Portfolio, Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000012092 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	iShares Core U.S. Aggregate Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	(0.34%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
C000046846 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index.
Portfolio Company Name [Text Block]	iShares iBoxx $ High Yield Corporate Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	4.05%
C000191088 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the ICE BofA 5-10 Year US Corporate Index.
Portfolio Company Name [Text Block]	iShares 5-10 Year Investment Grade Corporate Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	2.54%
C000012093 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of the ICE U.S. Treasury Inflation Linked Bond Index.
Portfolio Company Name [Text Block]	iShares TIPS Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	1.89%
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	2.07%
C000080855 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the Bloomberg U.S. 5-10 Year Corporate Bond Index.
Portfolio Company Name [Text Block]	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	3.26%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	2.73%
C000046843 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the Bloomberg U.S. 1-5 Year government/Credit Float Adjusted Index.
Portfolio Company Name [Text Block]	Vanguard Short-Term Bond Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	3.75%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.61%
C000046844 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index .
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Fund, ETF Shares.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	1.34%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.34%
C000069477 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the investment results of an index composed of non-U.S. developed market government bonds.
Portfolio Company Name [Text Block]	iShares International Treasury Bond ETF
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(6.41%)
Average Annual Total Returns, 5 Years [Percent]	(5.01%)
Average Annual Total Returns, 10 Years [Percent]	(1.97%)
C000051262 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the FTSE Developed All Cap ex US Index.
Portfolio Company Name [Text Block]	Vanguard Developed Markets Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	3.07%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	5.49%
C000015902 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index.
Portfolio Company Name [Text Block]	Vanguard Emerging Markets Stock Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	4.04%
C000032424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index.
Portfolio Company Name [Text Block]	Vanguard Real Estate Index Fund, ETF Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Pays Death Benefit to designated beneficiary if you die before Annuity Date
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Withdrawals reduce Death Benefit Amount proportionally (i.e., by same percentage as withdrawal bears to Account Value at time of withdrawal).
Name of Benefit [Text Block]	Death Benefit
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1 [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Optional Benefit Expense, Footnotes [Text Block]	The annual current charge is 0.65% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Optional Benefit Expense, Footnotes [Text Block]	The annual current charge is 0.65% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2 [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	The annual current charge is 0.85% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	The annual current charge is 0.85% for contract owners that elected the GLWB Rider prior to June 7, 2021. You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.
With Rider [Member]
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$11,067	$18,315	$24,718	$42,421

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,067
Surrender Expense, 3 Years, Maximum [Dollars]	18,315
Surrender Expense, 5 Years, Maximum [Dollars]	24,718
Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,421
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,067	$12,315	$20,718	$42,421

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,067
Annuitized Expense, 3 Years, Maximum [Dollars]	12,315
Annuitized Expense, 5 Years, Maximum [Dollars]	20,718
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 42,421
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,067	$12,315	$20,718	$42,421

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,067
No Surrender Expense, 3 Years, Maximum [Dollars]	12,315
No Surrender Expense, 5 Years, Maximum [Dollars]	20,718
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,421
Without Rider [Member]
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$9,500	$13,688	$17,139	$28,006

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,500
Surrender Expense, 3 Years, Maximum [Dollars]	13,688
Surrender Expense, 5 Years, Maximum [Dollars]	17,139
Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,006
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$2,500	$7,688	$13,139	$28,006

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,500
Annuitized Expense, 3 Years, Maximum [Dollars]	7,688
Annuitized Expense, 5 Years, Maximum [Dollars]	13,139
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 28,006
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$2,500	$7,688	$13,139	$28,006

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,500
No Surrender Expense, 3 Years, Maximum [Dollars]	7,688
No Surrender Expense, 5 Years, Maximum [Dollars]	13,139
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,006
Systematic Withdrawal Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Income Plus Withdrawal Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Plus Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize substantially equal periodic withdrawals based on your life expectancy any time before you reach age 59½.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program is not available with the GLWB Rider

Name of Benefit [Text Block]	Income Plus Withdrawal Program
Choices Plus Required Minimum Distribution Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Choices Plus Required Minimum Distribution Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals of Account Value made as part of program are not subject to withdrawal charges as long as you do not take additional withdrawals •Program is not available with GLWB Rider.
Name of Benefit [Text Block]	Choices Plus Required Minimum Distribution Program
Systematic Transfer Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Transfer Program
Purpose of Benefit [Text Block]	We accept new contributions into a Systematic Transfer Option (STO) and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in program will end.
•Program available in connection with GLWB Rider only for initial premium.

Name of Benefit [Text Block]	Systematic Transfer Program
Customized Asset Rebalancing Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Customized Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to have your investments rebalanced to your allocation percentages periodically
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Because different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. •Program not available with GLWB Rider
Name of Benefit [Text Block]	Customized Asset Rebalancing Program
Guaranteed Lifetime Withdrawal Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Purpose of Benefit [Text Block]	Rider guarantees lifetime payments for you (or you and your spouse if you elect Spousal Rider) regardless of how your investments perform, as long as Rider in effect
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]
•If you take Nonguaranteed Withdrawals your lifetime payments will decrease and Rider may terminate.
•If you withdraw more than Free Withdrawal Amount and withdrawal results in Nonguaranteed Withdrawal, we will apply any withdrawal charges.
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of the GLWB Investment Strategies

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Benefit Standard or Optional [Text Block]	Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge.
Operation of Benefit [Text Block]
Guaranteed Lifetime Withdrawal Benefit
Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge. You may select the Individual GLWB Rider or the Spousal GLWB Rider.
The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect. You are the covered person under the Individual GLWB Rider. You and your spouse are the covered persons under the Spousal GLWB Rider. If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.
Waiver Of Withdrawal Charge [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Waiver of withdrawal charge
Purpose of Benefit [Text Block]	Withdrawal charges waived in certain scenarios (e.g., under Free Withdrawal Amount)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Absent such waivers, you may pay a withdrawal charge upon a withdrawal
Name of Benefit [Text Block]	Waiver of withdrawal charge
Lifetime Payout Amount (LPA) [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Lifetime Payout Amount (LPA)
The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider). You are eligible to begin receiving your LPA on the LPA Eligibility Date.
For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•    January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or
•    the Contract Date, if you are age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.
For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:
•    January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or
•    the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.
The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date. For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).
Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:
A + B + C, where:
(A)    is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage for Contract Owners that Elected GLWB Prior to June 7, 2021	Age Based Percentage for Contract Owners that Elected GLWB on or After June 7, 2021
60-64	4.00%	3.50%
65-69	4.50%	4.00%
70-74	5.00%	4.50%
75 and above	5.50%	5.00%
*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider). The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.
(B)    is the cumulative Deferral Percentage. The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.
(C)    is a First-Year Deferral Percentage stated on the chart below:

Contract Date	First-Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First-Year Deferral Percentage is a one time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.
Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date. Your Benefit Base will be adjusted as follows:
1.    On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.
2.    If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.
3.    On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium. Additional premiums received after the first Contract Year will not increase your Benefit Base. They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.
The Benefit Base is used only to calculate the LPA and Rider charge. The Benefit Base is not available for withdrawal or payable as a death benefit.
If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining. The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.
If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
If your RMD is greater than the LPA for any calendar year, the LPA will be set equal to the RMD for that calendar year as long as calendar year withdrawals are limited to the RMD.
Nonguaranteed Withdrawal [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Nonguaranteed Withdrawal
Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.
On or after your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.
If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount. The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal. The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.
Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.
The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:
•    Individual GLWB in effect
•    Benefit Base = $100,000
•    Account Value = $85,000
•    LPA = $5,000
•    One withdrawal is taken during the calendar year = $7,000
•    Withdrawal taken after LPA Eligibility Date
•    No withdrawal charge applies.
The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000). The adjusted Nonguaranteed Withdrawal is $2,500:
$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]
Your Benefit Base will be reduced by $2,500 to $97,500.

Other Important Facts About Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Other Important Facts about Withdrawals
•    You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.
•    A withdrawal charge may apply. If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived. If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount. See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals." Following is an example of how a withdrawal charge may apply:
Assume:
Individual GLWB in effect
Premium:                        $40,000
Account Value before withdrawal:            $18,000
Withdrawal charge percentage applicable to premium:     6%
Lifetime Payment Amount:                $ 2,000
Case 1: Owner requests withdrawal of $2,000 (LPA)
The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800. The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA. No withdrawal charge will apply.
Case 2: Owner requests withdrawal of $2,500
The Free Withdrawal Amount is $1,800. Since the requested withdrawal exceeds the LPA, withdrawal charges will apply. After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).
•    Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•    You may not take a withdrawal on your Contract Date.
•    If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.
•    You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

GLWB Rider Charge [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
GLWB Rider Charge
The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts. The charge is in addition to the separate account charges for the contract and reduces your Unit Values. The charge varies depending on which GLWB Investment Strategy you choose. The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 – Basic Allocation[1]	1.10%	3.00%
Strategy 2 – Self Style Allocation[2]	1.30%	3.20%

[1] The annual GLWB charge is 0.65%, and the annual GLWB charge with total Separate Account Expenses is 2.55%, for contract owners that elected the GLWB Rider prior to June 7, 2021.
[2] The annual GLWB charge is 0.85%, and the annual GLWB charge with total Separate Account Expenses is 2.75%, for contract owners that elected the GLWB Rider prior to June 7, 2021.
We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%. The maximum GLWB charge with total separate account charges is 3.40% for either GLWB Investment Strategy.
If we do increase the charge, we will give you prior written notice of each increase. If you do not wish to accept an increase, you may elect to either
•    cancel the Rider; or
•    continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase (may not be available in CA and CT). The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.
We do not deduct the Rider charge during the Guaranteed Payment Phase.
The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider. The LPA is adjusted downward – by the Spousal Factor of 90% – for the Spousal GLWB Rider instead of an additional charge.
GLWB Investment Strategies [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
GLWB Investment Strategies
If you purchase a GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below. Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy. As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market. You cannot eliminate this exposure even during periods of market volatility. These GLWB Investment Strategies are designed for long-term investors seeking withdrawal guarantees. (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)
The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the GLWB Investment Strategies available with the Rider meet your investment objectives and risk tolerance.
GLWB Investment Strategy 1 – Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value. You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%
GLWB Investment Strategy 2 – Self Style Allocation
You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares 5-10 Year Investment Grade Corporate Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard Real Estate Index Fund, ETF Shares
		Fidelity VIP Government Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares
For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus as well as the Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary. You should read the Fund prospectuses carefully before investing.
In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO. Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected. See Part 3, section titled “The Fixed Account” for more information about the STO.
Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.
Allocations And Transfers For The GLWB [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Allocations and Transfers for the GLWB
In addition to the allocation and transfer rules under the contract (See Part 5, section titled "Allocations and Transfers"), the following additional rules and limitations apply to your allocations and transfers:
•    Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.
•    Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.
•    You cannot move from one GLWB Investment Strategy to another.
•    In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model. The reallocation will reset your Account Value to the required percentages for the new model. Each reallocation triggers the 60-day waiting period before you can make another reallocation.
•    In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each group. Each reallocation triggers the 60-day waiting period before you can make another reallocation.
Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract. Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal. Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.
Withdrawal Protection For Required Minimum Distributions [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Withdrawal Protection for Required Minimum Distributions
If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy minimum distribution requirements imposed by the Tax Code after you reach the Qualified Age under IRS regulations.
We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value. We do not consider your other assets or distributions in making this calculation. This is the RMD protected under the GLWB Riders, except if you elect the spousal Rider and your spouse is more than 10 years younger than you. In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached. You are solely responsible for meeting all requirements of the Tax Code.
After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year. In the year you turn the Qualified Age the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn the Qualified Age in order to avoid a potential Nonguaranteed Withdrawal.
We may make any changes we deem necessary to comply with the tax laws. We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code. You should discuss these matters with your tax advisor prior to electing a GLWB Rider.
Continuation Of The Spousal GLWB At Owner’s Death [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Continuation of the Spousal GLWB at Owner’s Death
Married spouses – If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death. Your covered spouse will become the owner and Annuitant of the contract and all terms and conditions of the contract continue to apply. See Part 5, section titled “Spousal Continuation.”
Civil Union or Domestic Partners – for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider. Due to federal tax laws, however, not all terms of the contract can be applied. If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA. See Part 5, section titled “Death Benefit.” All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code. These restrictions are required by the Tax Code.

Guaranteed Payment Phase [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:
•    Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).
•    On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living). If you do not elect the LPA Annuity Option, you will automatically receive a single life and 10-year certain Annuity Option under your Contract.
When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year. (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.) Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA. The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below. We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).
Cancellation And Termination of Rider [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Cancellation and Termination of Rider
You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary. Upon termination of the Rider, the Rider charge will no longer be assessed. All other charges will remain in effect.
This Rider will terminate automatically on the earliest of the following dates:
1.    for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;
2.    the date the Account Value equals zero due to a Nonguaranteed Withdrawal;
3.    the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;
4.    on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;
5.    the date you voluntarily elect an Annuity Option under the contract;
6.    the date you cancel the GLWB Rider; or
7.    the date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Additional Rules
The following additional rules apply if you elect a GLWB Rider:
•    You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider. In order to elect the Spousal GLWB Rider, both you and your spouse must be between 45 and 80 years old on the Contract Date.
•    The Company may refuse to accept additional premiums on a nondiscriminatory basis at any time.
•    We may require proof that you (or your covered spouse) are living at any time.
•    You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.
•    Income Plus Withdrawal Program is not available.
•    Choices Plus Required Minimum Distribution Program is not available.
•    Customized Asset Rebalancing Program is not available.
• Systematic withdrawal of RMD only is not available.
Additional Rules That Apply To The Spousal GLWB Rider [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Additional Rules that Apply to the Spousal GLWB Rider
1.    Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.
2.    You must name your spouse as your sole primary beneficiary.
3.    You cannot add or change a spouse as a covered person.
4.    If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person. If you subsequently remarry, you cannot add the new spouse.
5.    You must provide us with notice of the divorce or termination of marriage.
6.    Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse. (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)
7.    If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.
8.    If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

Should You Purchase The GLWB Rider? [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Should You Purchase the GLWB Rider?
The addition of a GLWB Rider to your annuity contract may not be right for you. For example:
•    if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
•    if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or
•    if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.
•    If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.
•So long as there is sufficient value in your contract to fund a withdrawal under the GLWB rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets because there is insufficient contract value remaining. Of course, if a withdrawal under GLWB were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.
Examples [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Examples Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Withdrawal charges apply for up to five years following your last contribution.
• Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.
• The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
• There are unique risks associated with each Fund and the Fixed Account.
• Other than the Money Market Portfolio, the Funds are exchange-traded funds that have risks not present with non-ETF mutual funds. For example, if the ETF custodian or third party broker-dealers terminate their services and replacement services cannot be secured, then we would be required to disallow additional contributions.
• The ETFs offered through VAROOM II track indices passively, and thus are not actively-managed funds.
• Shares of ETFs may trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Portfolios and other Investment Options you select. You bear the risk of any decline in the Account Value attributable to the performance of the Funds. The Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the Subaccounts you have selected make money, your Account Value goes up. If they lose money, your Account Value goes down. You bear the entire investment risk. Even a Subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the Subaccount level. We do not promise that the Funds will meet their investment objectives. Interests in the contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Except for the Fidelity VIP Government Money Market Portfolio, each Fund is an ETF. ETFs differ from other funds in that they are bought and sold on a securities exchange, just like the common stock of an operating company. Each of the ETFs in VAROOM II tracks a securities index by using a representative sampling approach. Thus, the ETFs are subject to risks related to the investment management of the ETF’s portfolio securities. Because the ETFs offered through VAROOM II track securities indices, they generally have lower expenses and fees than actively managed mutual funds included as investment options within variable annuities.
Possible disadvantages of the Subaccounts investing in ETFs include the following:
•    Tax efficiency. ETFs are attractive to investors buying ETFs directly because of their tax efficiency and cost-effectiveness. Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA. In addition, the ETFs in which the Subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.
•    Discount from NAV. Shares of ETFs may trade at a discount from their net asset value in the secondary market, particularly during periods of market stress. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.
• ETF Custodian. As discussed below in the section ETF Custodian, the ETF Custodian we have engaged works with third-party broker-dealers to buy and sell ETF shares. If these services are interrupted for whatever reason we might have to disallow additional contributions to the contract. Relatedly, it also is possible that the ETF sponsor will decide to stop creating new ETF shares.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Integrity Life. More information about Integrity Life Insurance Company, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-325-8583.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Funds or the Investment Options. We may:
•combine the Separate Account with any other separate account we own;
•transfer assets of the Separate Account to another separate account we own;
•add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;
•register or end the registration of the Separate Account under the 1940 Act;
•operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity Life);
•restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;
•cause one or more Variable Account Options to invest in a fund other than or in addition to the Funds;
•operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;
•make any changes required by the 1940 Act or other federal securities laws;
•make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or
•make other changes required under federal or state law relating to annuities.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them.

Risks Associated With Investing In This Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	There are risks associated with investing in this contract.
Withdrawal And Surrender Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Early Withdrawal and Surrender Risk. Variable annuities are not a short-term investment vehicle, so you should carefully consider the risks associated with withdrawals under the contract. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. A full surrender of the contract or a partial withdrawal from it may be subject to substantial surrender charges. A full surrender or partial withdrawal may also be subject to income taxes, including a 10% federal tax penalty if taken before age 59½.In addition, you also should realize that the tax deferred nature of this variable annuity contract is a feature that is more beneficial to investors with a long time horizon. You should carefully consider your income and liquidity needs before purchasing a contract.

Surrenders and partial withdrawals from certain tax-qualified contracts may be restricted. In addition, you cannot make withdrawals from the contract after it has been annuitized.
If you participate in an optional benefit, withdrawals can have a significant impact on the values under the benefit. For example, under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of the death benefit is reduced proportionally for withdrawals and associated charges (which could more than a dollar-for dollar effect). If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In light of the effects on your contract of making withdrawals and the restrictions on making withdrawals referenced above, you should not view the contract as a ready source of immediate cash. Rather, you should view the contract as a long-term investment designed to assist with your retirement financial needs.
Investment Restriction Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Restriction Risks. Under the GLWB Rider, you must allocate your premiums according to one of the two GLWB Investment Strategies – Basic Allocation or Self Style Allocation. Thus, the GLWB rider restricts the Funds you can invest in. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might have generated superior investment performance.
Under the Systematic Transfer Option (STO), once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers made as part of that Investment Option. You should consider that restriction before allocating premiums to the STO.
Risk Associated With Election Of An Optional Benefit [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk associated with Election of an Optional Benefit. Under the GLWB rider, there are requirements that must be adhered to in order to preserve and maximize the guarantees under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an optional benefit without fully realizing the guarantees available under the benefit. For example, such would be the case if you were to hold the GLWB rider for many years and die sooner than anticipated, without having taken withdrawals. Finally, please be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLWB rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets.

Financial Strength And Claims-Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our General Account (including Fixed Account interest, the death benefit, and annuity income payments) are subject to our financial strength and claims-paying ability. If we and/or our parent company Western and Southern Life Insurance Company (which guarantees the insurance obligations under the contracts) experience financial distress, we may not be able to meet our obligations to you.

Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cybersecurity And Certain Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses; and/or cause reputational damage. Cyber security risks may also affect the Funds or issuers of securities in which the funds invest, which may cause the Funds underlying your contract to lose value. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.
We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the contract, or your Account Value. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures is largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired. Disaster events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value.